EGA EMERGING GLOBAL SHARES TRUST

Supplement dated June 2, 2011, to the Prospectus dated July 29, 2010, for the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

The following supersedes and replaces the information in the Prospectus supplement dated May 3, 2011 for the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund.

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective June 16, 2011.

1.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund” are changed to “EGShares Energy GEMS ETF”.

2.  On the front cover of the Prospectus, the NYSE Arca symbol “EEO” is changed to “OGEM”.

3.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund” are changed to “EGShares Financials GEMS ETF”.

4.  On the front cover of the Prospectus, the NYSE Arca symbol “EFN” is changed to “FGEM”.

5.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund” are changed to “EGShares GEMS Composite ETF”.

6.  On the front cover of the Prospectus, the NYSE Arca symbol “EEG” is changed to “AGEM”.

7.  Throughout the Prospectus, all references to “Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund” are changed to “EGShares Emerging Markets Metals & Mining ETF”.

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Please keep this Supplement for future reference.

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated June 2, 2011 to the Statement of Additional Information, dated July 29, 2010, for the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

The following supersedes and replaces the information in the Statement of Additional Information supplement dated May 3, 2011 for the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund.

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective June 16, 2011.

1.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund” are changed to “EGShares Energy GEMS ETF”.

2.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EEO” is changed to “OGEM”.

3.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund” are changed to “EGShares Financials GEMS ETF”.

4.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EFN” is changed to “FGEM”.

5.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund” are changed to “EGShares GEMS Composite ETF”.

6.  On the front cover of the Statement of Additional Information, the NYSE Arca symbol “EEG” is changed to “AGEM”.

7.  Throughout the Statement of Additional Information, all references to “Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund” are changed to “EGShares Emerging Markets Metals & Mining ETF”.

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Please keep this Supplement for future reference.